LEASES (Schedule of Components of Operating Lease Expense) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease cost	[1]	$ 2,196
Short- term lease cost		272
Total lease costs		$ 2,468	$ 2,578

[1]	Operating lease cost were paid in cash during the year ended December 31,2019